FINANCIAL INCOME (EXPENSES), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Interest on cash equivalents	$ 24	$ 90	$ 48
Gain and interest on available-for-sale marketable securities, net	528	554	758
Interest on bank deposits	77	211	681
Interest on short-term credit and bank commissions	(68)	(254)	(272)
Foreign currency translation adjustments, net	(1,249)	(575)	(290)
Financial income, net	$ (688)	$ 26	$ 925